Future Abandonment Cost - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Asset Retirement Obligations [Line Items]
Accretion expense	$ 0.6	$ 0.5